Subsequent Events (Details) - CNY (¥)		1 Months Ended
	Jun. 13, 2022	Jun. 30, 2022	May 31, 2022	May 26, 2022	May 19, 2022	May 18, 2022	Nov. 30, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount borrowed						¥ 2,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement						2 years
Interest rate						11.34%
China Resources SZITIC Trust Company Limited [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement					2 years
Interest rate					11.34%
Credit facility amount			¥ 3,000
Borrowing amount					¥ 1,000
Huaneng Guicheng Trust Company Limited [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement					2 years
Interest rate					9.45%
Credit facility amount			¥ 3,000
Borrowing amount					¥ 1,990
Webank [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement					2 years
Interest rate					9.45%
Borrowing amount					¥ 1,990
PingAn Bank Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Term of agreement							3 years
Credit facility amount							¥ 2,000
Borrowing amount							¥ 2,000,000
PingAn Bank Co., Ltd [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement				6 months
Interest rate				12.96%
Borrowing amount				¥ 2,000
Jiangsu Suning Bank [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Term of agreement	1 year
Interest rate	12.00%
Credit facility amount		¥ 2,000
Borrowing amount	¥ 2,000